TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES - General & Administrative (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Nov. 16, 2007
General and administrative expenses
Administrative services agreement date					Nov. 16, 2007
General and administrative expenses - Related parties	$ 1,050	$ 909	$ 2,100	$ 1,809